RECENTLY ISSUED ACCOUNTING STANDARDS	6 Months Ended
Jun. 30, 2014
Accounting Changes and Error Corrections [Abstract]
New Accounting Pronouncements, Policy [Policy Text Block]
3.                                      RECENTLY ISSUED ACCOUNTING STANDARDS

Adoption of new accounting standards

In February 2013, the Financial Accounting Standards Board ("FASB") issued guidance for the recognition, measurement and disclosure of obligations resulting from joint and several liability arrangements for which the total amount of the obligation is fixed at the reporting date, including debt arrangements, other contractual obligations and settled litigation and judicial rulings. The guidance requires an entity to measure obligations resulting from joint and several liability arrangements for which the total amount of the obligation within the scope of this guidance is fixed at the reporting date, as the sum of (a) the amount the reporting entity agreed to pay on the basis of its arrangement among its co-obligors and (b) any additional amount the reporting entity expects to pay on behalf of its co-obligors. The guidance also requires an entity to disclose the nature and amount of the obligation as well as other information about those obligations. The amendments are effective for fiscal years, and interim periods within those years, beginning after December 15, 2013. The amendment did not have a material impact on our consolidated financial statements.

In July 2013, the FASB issued guidance for the presentation of an unrecognized tax benefit when a net operating loss carryforward, a similar tax loss, or a tax credit carryforward exists to provide guidance on the presentation of unrecognized tax benefits. The guidance requires an entity to present an unrecognized tax benefit, or a portion of an unrecognized tax benefit, in the financial statements as a reduction to a deferred tax asset for a net operating loss carryforward, a similar tax loss, or a tax credit carryforward, to the extent a net operating loss carryforward, a similar tax loss, or a tax credit carryforward is not available at the reporting date under the tax law of the applicable jurisdiction to settle any additional income taxes that would result from the disallowance of a tax position or the tax law of the applicable jurisdiction does not require the entity to use, and the entity does not intend to use, the deferred tax asset for such purpose, the unrecognized tax benefit should be presented in the financial statements as a liability and should not be combined with deferred tax assets. The amendments are effective for fiscal years, and interim periods within those years, beginning after December 15, 2013. The amendment did not have a material impact on our consolidated financial statements.

Accounting pronouncements to be adopted

In April 2014, the FASB issued guidance that amends the definition of a discontinued operation and requires entities to provide additional disclosures about disposal transactions. The revised guidance will change how entities identify and disclose information about disposal transactions. The guidance is effective prospectively for all disposals (except disposals classified as held for sale before the adoption date) or components initially classified as held for sale in periods beginning on or after December 15, 2014, with early adoption permitted. We are assessing what impact, if any, the adoption of this guidance will have on our consolidated financial position, results of operations and cash flows.

In May 2014, the FASB issued guidance that will supersede virtually all of the existing revenue recognition guidance. The standard is intended to increase comparability across industries and jurisdictions. The single, global revenue recognition model applies to most contracts with customers. Leases, insurance contracts, financial instruments, guarantees and certain non-monetary transactions are excluded from the scope of the guidance. Revenue will be recognized in a manner that depicts the transfer of goods or services to customers in an amount that reflects the consideration to which an entity expects to be entitled, subject to certain limitations. The guidance is effective for annual periods beginning after December 15, 2016, and interim periods within those annual periods. Early adoption is prohibited for companies applying US GAAP. We are assessing what impact, if any, the adoption of this guidance will have on our consolidated financial position, results of operations and cash flows.